Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 792,888	$ 735,333	$ 723,586
Net carrying value of sold on fixed assets		22,593
Loss on sale of fixed assets		$ 1,767